Redeemable Preferred Stock (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) director item $ / shares	Dec. 31, 2021 USD ($) item director $ / shares	Jan. 06, 2022 director	Dec. 31, 2020 USD ($)
Series B and C Preferred Stock
Outstanding liquidation preference	$ 71,700	$ 70,900
Liquidation preference amount per share (in dollars per share) | $ / shares	$ 25.00	$ 25.00
Series B 9.375% redeemable preferred stock
Outstanding liquidation preference	$ 36,530	$ 36,530		$ 35,750
Cumulative undeclared dividends in arrears	$ 19,900	$ 19,100
Cumulative undeclared dividends in arrears (per share) | $ / shares	$ 29.88	$ 28.71
Liquidation preference amount per share (in dollars per share) | $ / shares		53.71
Cumulative undeclared dividends in arrears, increase in every quarter (per share) | $ / shares	$ 0.5859	$ 0.5859
Amount of increase in cumulative undeclared dividends in arrears in each quarter	$ 390	$ 390
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item	3	3
Dividend amount required to be paid by company in three quarterly payments	$ 1,200	$ 1,200
Number of additional directors to be elected by Preferred shareholders | director		2
Number of directors elected by Preferred shareholders | director	2		0
Series C 9.125% redeemable preferred stock
Outstanding liquidation preference	$ 35,127	$ 35,127		$ 35,127